FINANCIAL INSTRUMENTS - Gains (Losses) Recognized in AOCI (Details) - Cash Flow Hedging - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Gains (losses) recognized in current earnings
Gains (losses) recognized in accumulated other comprehensive loss	$ 0.6	$ 1.4	$ (2.8)
Cash Flow Hedge Loss to be Reclassified within Twelve Months	0.5
Foreign exchange contracts
Gains (losses) recognized in current earnings
Gains (losses) recognized in accumulated other comprehensive loss	1.4	1.0	(2.2)
Commodity contracts
Gains (losses) recognized in current earnings
Gains (losses) recognized in accumulated other comprehensive loss	$ (0.8)	$ 0.4	$ (0.6)